Fair Value of Financial Instruments - Schedule of Financial Assets Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Liabilities:
Warrant liability	$ 61,447	$ 39,670	$ 0
Fair Value, Recurring
Assets:
Total	159,738	134,731	73,168
Liabilities:
Total	126,861	110,540	0
Fair Value, Recurring | Level 1
Assets:
Short-term investments	131,499	68,990	39,877
Fair Value, Recurring | Level 3
Liabilities:
Derivative liability	65,414	70,870	0
Warrant liability	61,447	39,670	0
Money Market Funds | Fair Value, Recurring | Level 1
Assets:
Cash equivalents	28,239	744	3,334
US Treasury Securities | Fair Value, Recurring | Level 1
Assets:
Cash equivalents	$ 0	$ 64,997	$ 29,957